INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The Company’s income tax provision consists of the following for the years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Current tax expense:
Foreign	$13,167	$13,504	$2,232
Deferred tax expense (benefit):
Local	21,550	2,518	8,481
Foreign	(9,215)	(14,998)	(5,314)
Income tax expense	$25,502	$1,024	$5,399

Schedule of Profit (Loss) Before Taxes
Details	2022	2021	2020
Profit before taxes:
Local	$295,438	$166,273	$100,145
Foreign	(3,465)	(11,174)	(11,457)
Total profit before taxes	$291,973	$155,099	$88,688

Schedule of Deferred Tax Asset/Liability

C. Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*), as of December 31, 2022 and 2021:

Details	2022	2021
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$53,473	$77,586
Employees compensation	7,670	5,366
Accruals and allowances	10,935	7,863
Research and development credit	21,340	20,633
Research and development - Section 174	11,748	-
Others	1,894	3,737
	107,060	115,185
Valuation allowance, see Note 19F below	(17,541)	(11,644)
Deferred tax assets	$89,519	$103,541
Deferred tax liabilities - long-term:
Depreciation and amortization	$(69,314)	$(72,678)
Others	77	(1,114)
Deferred tax liabilities	$(69,237)	$(73,792)

Presented in long term deferred tax assets	$32,787	$53,526
Presented in long term deferred tax liabilities	$(12,505)	$(23,777)

(*) Deferred tax assets and liabilities relating to Tower for the years 2022 and 2021 are computed based on the Israeli Preferred Enterprise tax rate of 7.5%.

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2022	$7,763
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2022	$8,490

Details	Unrecognized tax benefits
Balance as of January 1, 2021	$15,314
Additions for tax positions of current year	624
Reduction due to statute of limitations of prior years	(8,175)
Balance as of December 31, 2021	$7,763
Details	Unrecognized tax benefits
Balance as of January 1, 2020	$15,113
Additions for tax positions of current year	624
Reduction due to statute of limitations of prior years	(423)
Balance as of December 31, 2020	$15,314

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the statutory tax rate to the effective tax rate for the years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Tax expense computed at statutory rates, see (*) below	$67,154	$35,673	$20,398
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(46,012)	(24,683)	(15,046)
Change in valuation allowance, see Note 19F below	5,911	899	3,479
Permanent differences and other, net	(1,551)	(10,865)	(3,432)
Income tax expense	$25,502	$1,024	$5,399

(*)  The tax expense was computed based on the regular Israeli corporate tax rate of 23%.